CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Cash flows from (used in) operating activities [abstract]
Income/(loss) before tax		$ 37,884		$ 78,604		$ 31,583
Depreciation, amortisation and net impairment losses		10,634		6,391		11,719
Exploration expenditures written off		(53)		342		171
(Gains)/losses on foreign currency transactions and balances		(852)		(2,088)		(47)
(Gains)/losses on sales of assets and businesses		8		(823)		(1,519)
(Increase)/decrease in other items related to operating activities	[1]	(1,313)		468		106
(Increase)/decrease in net derivative financial instruments		1,041		1,062		539
Interest received		1,710		399		96
Interest paid		(1,042)		(747)		(698)
Cash flows provided by operating activities before taxes paid and working capital items		48,016		83,608		41,950
Taxes paid		(28,276)		(43,856)		(8,588)
(Increase)/decrease in working capital		4,960		(4,616)		(4,546)
Cash flows provided by operating activities		24,701		35,136		28,816
Cash flows from (used in) investing activities [abstract]
Cash used in business combinations		(1,195)		147		(111)
Capital expenditures and investments		(10,575)		(8,758)		(8,040)
(Increase)/decrease in financial investments		443		(10,089)		(9,951)
(Increase)/decrease in derivatives financial instruments		(1,266)		1,894		(1)
(Increase)/decrease in other interest bearing items		(87)		(23)		28
Proceeds from sale of assets and businesses		272		966		1,864
Cash flows provided by (used in) investing activities		(12,409)		(15,863)		(16,211)
Cash flows from (used in) financing activities [abstract]
Repayment of finance debt		(2,818)		(250)		(2,675)
Repayment of lease liabilities		(1,422)		(1,366)		(1,238)
Dividends paid		(10,906)		(5,380)		(1,797)
Share buy-back		(5,589)		(3,315)		(321)
Net current finance debt and other financing activities		2,593		(5,102)		1,195
Cash flows provided by (used in) financing activities		(18,142)		(15,414)		(4,836)
Net increase (decrease) in cash and cash equivalents		(5,850)		3,860		7,768
Foreign currency translation effects		(87)		(2,268)		(538)
Cash and cash equivalents at the beginning of the period (net of overdraft)		15,579	[2]	13,987	[2]	6,757
Cash and cash equivalents at the end of the period (net of overdraft)	[2]	$ 9,641		$ 15,579		$ 13,987

[1]
The line item mainly consists of provisions, unrealised

gains and losses and items of income

or expense for which the cash effects are
included in increase/(decrease) in working capital within

operating cash flow and investing cash flows. In

2023 the main item is related to
interest income and expense included in the line

item interest received and interest paid. In 2022

the line item includes

a fair value loss
related to inventory of USD 672

million. The amount for 2021 includes USD (
822 ) million in redetermination settlement for the Agbami
field.

[2]	At 31 December 2023 and 2022 cash and cash equivalents net overdraft was zero . At 31 December 2021 cash and cash equivalents included a net overdraft of USD 140 million.